Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables And Accruals [Abstract]
Insurance	$ 18,114	$ 16,291
Accumulated deficit in joint venture	17,016	15,408
Payroll and employee benefits	10,028	13,317
Interest	8,660	8,743
Percentage of completion adjustment	3,322	2,837
Income and other taxes	3,208	3,726
Fuel hedge contracts		4,388
Other	8,695	7,567
Total accrued expenses	$ 69,043	$ 72,277